Acquisitions and Dispositions (Schedule of Results of Operations of Disposal Groups Reported As Discontinued Operations) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Impairment of assets and other charges				$ 2,062		$ 194		$ 2,104
Asset retirement obligations				5,427	[1]	5,333	[1]	5,221
Income tax expense (benefit) from discontinued operations				225		374		(61)
Disposition of GTS Operations | GT&S Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Loss associated with cash flow hedges of debt-related items		$ 237
Loss associated with cash flow hedges of debt-related items after tax		$ 178
Income tax expense (benefit) from discontinued operations						17		334	[2],[3]
Disposition of GTS Operations | Q-Pipe Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Benefit associated with the termination	$ 25
Income tax expense (benefit) from discontinued operations						36	[4]	(9)	[2]
Business Review Dispositions
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income tax expense (benefit)				(3)		19		24
Business Review Dispositions | East Ohio Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income tax expense (benefit) from discontinued operations				45		38		35	[2]
Business Review Dispositions | PSNC Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income tax expense (benefit) from discontinued operations				34		27		30	[2]
Business Review Dispositions | Questar Gas Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income tax expense (benefit) from discontinued operations				$ 50		$ 42		$ 45	[2]
Supply Header Project | Disposition of GTS Operations | GT&S Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Impairment of assets and other charges			$ 482
Asset impairment charges after tax			359
Atlantic Coast Pipeline Project | Disposition of GTS Operations | GT&S Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Asset retirement obligations			$ 75

[1]	Includes $196 million and $365 million reported in other current liabilities for Dominion Energy at December 31, 2021 and 2022, respectively.
[2]	Excludes $17 million income tax benefit recorded in 2021 associated with the GT&S Transaction.
[3]	Operations associated with the GT&S Transaction are through the November 1, 2020 close date.
[4]	Operations associated with the Q-Pipe Group are through the December 31, 2021 closing date.